Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Disclosure of Break Down of Trade Receivables
Accounting policies for trade receivables and other current assets are described in Note 15.

8.1. Trade receivables

	As of December 31,
(in thousands of euros)	2025	2024
Trade receivables	2,136	2,977
Trade receivables	2,136	2,977

	As of December 31,
(in thousands of euros)	2025	2024
Due in 3 months or less	2,136	2,977
Due between 3 and 6 months	—	—
Due between 6 and 12 months	—	—
Due after more than 12 months	—	—
Trade receivables	2,136	2,977

Schedule of Disclosure of Break Down of Other Current Assets
Other current assets break down as follows:

	As of December 31,
(in thousands of euros)	2025	2024
Research tax credit receivable	3,038	3,369
VAT receivable	1,080	1,104
Prepaid expenses	2,318	3,195
Other receivables	1,426	1,085
Other current assets	7,863	8,753

Disclosure of Changes in Research Tax Credit Receivables
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2023	3,939
Receipt of 2023 research tax credit – Nanobiotix SA	(3,707)
Receipt of 2023 research tax credit – Curadigm SAS	(177)
2024 research tax credit – Nanobiotix SA	2,954
2024 research tax credit – Nanobiotix Corp	360
Receivable as of December 31, 2024	3,369
Receipt of 2024 research tax credit – Nanobiotix SA	(2,954)
Receipt of 2024 research tax credit – Curadigm SAS	(120)
2025 research tax credit – Nanobiotix SA	2,873
2025 research tax credit – Nanobiotix Corp	166
Receivable as of December 31, 2025	3,038